Financial Instruments, Financial Risks and Capital Risks Management (Details)	6 Months Ended
Jun. 30, 2026
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%
Sensitivity rate of foreign currency	5.00%
Foreign Currency Sensitivity [Member]
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%